Segment Reporting (Details) - Schedule of revenues - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Application development services	[1]	$ 20,323,422	$ 21,985,214	$ 15,720,676
Consulting and technical support services		4,555,352	3,797,354	3,307,662
Subscription services		936,913	881,443	1,066,720
Trading revenue		6,277,141
Total revenues		$ 32,092,828	$ 26,664,011	$ 20,095,058

[1]	For the year ended December 31, 2021 and 2020, certain application development service arrangements included sales of IT equipment. Such revenue of $14,472,010 and $6,299,982 was included in the application development service revenue for years ended December 31, 2021 and 2020, respectively.